Inventories (Tables)	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Summary of Inventories
Inventories as of March 31, 2022 and 2023 consist of the following:

	Yen (millions)
	2022	2023
Finished goods	¥907,872	¥1,154,926
Work in process	90,871	95,041
Raw materials	919,805	917,217

Total	¥1,918,548	¥2,167,184